Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2013
Capital Lease Obligations And Others Due Twenty Twelve to Twenty Twenty Six
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.03%
Debt weighted average interest rate, Maximum	8.74%
Capital Lease Obligations And Others Due Twenty Thirteen to Twenty Twenty Six
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.28%
Debt weighted average interest rate, Maximum	7.77%
Due Twenty Twelve to Twenty Twenty Four, with interest rates ranging from Zero Point Two Three To Four Point Five Zero Percent per annum
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.23%
Debt weighted average interest rate, Maximum	4.50%
Unsecured Loans Due Twenty Thirteen to Twenty Twenty Four Interest Rates Ranging from Zero Point Three Seven to Five Point One Zero Percent
Debt Instrument [Line Items]
Debt weighted average interest rate, Minimum	0.37%
Debt weighted average interest rate, Maximum	5.10%
Unsecured One Point One Six Percent Bonds Due Twenty Twelve
Debt Instrument [Line Items]
Debt weighted average interest rate	1.16%
Unsecured One Point Five Two Percent Bonds Due Twenty Thirteen
Debt Instrument [Line Items]
Debt weighted average interest rate	1.52%
Unsecured One Point Five Seven Percent Bonds Due Twenty Fifteen
Debt Instrument [Line Items]
Debt weighted average interest rate	1.57%
Unsecured One Point Seven Five Percent Bonds Due Twenty Fifteen
Debt Instrument [Line Items]
Debt weighted average interest rate	1.75%
Unsecured Zero Point Nine Five Percent Bonds Due Twenty Twelve
Debt Instrument [Line Items]
Debt weighted average interest rate	0.95%
Unsecured One Point Four Zero Percent Bonds Due Twenty Thirteen
Debt Instrument [Line Items]
Debt weighted average interest rate	1.40%
Unsecured One Point Three Zero Percent Bonds Due Twenty Fourteen
Debt Instrument [Line Items]
Debt weighted average interest rate	1.30%
Unsecured Zero Point Five Five Percent Bonds Due Twenty Sixteen
Debt Instrument [Line Items]
Debt weighted average interest rate	0.55%
Unsecured Zero Point Six Six Percent bonds, due Twenty Seventeen
Debt Instrument [Line Items]
Debt weighted average interest rate	0.66%
Unsecured Zero Point Four Three Percent bonds, due Twenty Eighteen
Debt Instrument [Line Items]
Debt weighted average interest rate	0.43%
Unsecured Two Point Zero Zero Percent Bonds Due Twenty Eighteen
Debt Instrument [Line Items]
Debt weighted average interest rate	2.00%
Unsecured Two Point Zero Seven Percent Bonds Due Twenty Nineteen
Debt Instrument [Line Items]
Debt weighted average interest rate	2.07%
Unsecured One Point Four One Percent Bonds, Due Twenty Twenty Two
Debt Instrument [Line Items]
Debt weighted average interest rate	1.41%